Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
11.	INTANGIBLE ASSETS, NET

	As of December 31,
	2019	2020
	RMB	RMB
Cost:
Trademark (a)	7,592	177,805
Software	3,435	15,778
Total cost	11,027	193,583
Less: accumulated amortization	(999)	(4,493)
Intangible assets, net	10,028	189,090

(a)

In the year ended December 31, 2020, the Group formed a subsidiary, in which Group held 90% equity interest, with a third party (“Seller”). In October 2020, the subsidiary completed acquisition of the trademark of Galénic, a French skincare brand, from the Seller. The amount of trademark recognized in this transaction was RMB 166,451.

Amortization costs recognized for the years ended December 31, 2018, 2019 and 2020 were RMB 113, RMB 907 and RMB 3,476, respectively.

As of December 31, 2020, estimated amortization expenses for future periods are expected to be as follows:

Year ended December 31, 2020
RMB

2021	14,464
2022	14,040
2023	13,976
2024	13,612
2025 and thereafter	132,998
Total expected amortization expense	189,090

The weighted average amortization periods of intangible assets as of December 31 2019 and 2020 are 8.9 years and 14.1 years, respectively.